UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended December 31, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name: Contrarian Capital Management, L.L.C.

Address:    411 West Putnam Avenue
            Suite 225
            Greenwich, CT 06830


13F File Number: 028-10718

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name: Jon R. Bauer
Title:  Managing Member
Phone:  (203) 862-8200


Signature, Place and Date of Signing:

/s/ Jon R. Bauer              Greenwich, Connecticut         February 14, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  34

Form 13F Information Table Value Total: $341,534,710

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.               Form 13F File Number               Name

1.                028-11156                          Contrarian Equity Fund, LP


                                                    FORM 13F INFORMATION TABLE
                                                Contrarian Capital Management, LLC
                                                         December 31, 2005

                                                               MARKET                 SH/PRN   INVESTMENT  OTHER   VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS     CUSIP        VALUE        QUANITY   PUT/CALL  DISCRETION  MGRS  SOLE  SHARED NONE
Albertsons Inc                       COM         013104104    13,557,250      635,000   SH       Defined      1            X
Blockbuster Inc                     CL B         093679207     7,955,037    2,388,900   SH       Defined      1            X
Central Pkg Corp                     COM         154785109    17,269,364    1,258,700   SH       Defined      1            X
China Unicom Ltd                SPONSORED ADR    16945R104       342,742       41,900   SH        Sole       None    X
Comcast Corp New                    CL A         20030N101    15,552,000      600,000   SH        Sole       None    X
Conseco Inc                        COM NEW       208464883    26,085,319    1,125,823   SH        Sole       None    X
DDI Corp                        COM PAR $.001    233162304    14,307,643   16,221,818   SH       Defined      1            X
Endeavour Intl Corp                  COM         29259G101       495,000      150,000   SH        Sole       None    X
Gentek Inc                         COM NEW       37245X203       777,780       43,500   SH       Defined      1            X
Hanarotelecom Inc               SPONSORED ADR    409649209       134,420       57,200   SH        Sole       None    X
Hudson City Bancorp                  COM         443683107     2,912,012      240,265   SH        Sole       None    X
Integrated Alarm Svcs Group          COM         45890M109     9,235,574    3,217,970   SH       Defined      1            X
Korea Electric Pwr              SPONSORED ADR    500631106     1,964,592      100,800   SH        Sole       None    X
Liberty Global Inc                COM SER A      530555101     3,705,638      164,695   SH        Sole       None    X
Liberty Global Inc                COM SER C      530555309     3,491,534      164,695   SH        Sole       None    X
Loral Space Communicatns L           COM         543881106     1,435,549       50,762   SH        Sole       None    X
MI Devs Inc                     CL A SUB VTG     55304X104     7,383,203      214,628   SH        Sole       None    X
Maxtor Corp                        COM NEW       577729205    19,731,780    2,843,196   SH        Sole       None    X
NTL Inc Del                          COM         62940M104     2,382,800       35,000   SH        Sole       None    X
PG&E Corp                            COM         69331C108       376,859       11,303   SH        Sole       None    X
Parker Drilling Co                   COM         701081101    46,050,481    4,252,122   SH       Defined      1            X
Petroleum Geo Svcs ASA New      SPONSORED ADR    716599105    14,135,407      456,128   SH       Defined      1            X
Pioneer Nat Res Co                   COM         723787107    17,226,720      336,000   SH        Sole       None    X
Radiologix Inc                       COM         75040K109    11,663,658    3,824,150   SH       Defined      1            X
Rite Aid Corp                        COM         767754104    12,042,954    3,460,619   SH        Sole       None    X
SK Telecom Co Ltd               SPONSORED ADR    78440P108     2,065,522      101,800   SH        Sole       None    X
Salton Inc                           COM         795757103     5,323,040    2,584,000   SH       Defined      1            X
Star Scientific Inc                  COM         85517P101       244,910      104,217   SH        Sole       None    X
Sun Healthcare Group Inc           COM NEW       866933401       859,584      130,043   SH        Sole       None    X
Suncom Wirless Hldgs Inc            CL A         86722Q108       415,500      150,000   SH        Sole       None    X
Terra Inds Inc                       COM         880915103     8,728,591    1,558,677   SH        Sole       None    X
USA Mobility Inc                     COM         90341G103    58,198,085    2,099,498   SH       Defined      1            X
Windsortech Inc                      COM         97380P100     1,702,839      984,300   SH       Defined      1            X
World Air Hldgs Inc                  COM         98142V104    13,781,323    1,432,570   SH       Defined      1            X






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